Debt (Details 2) (L-3 Communications [Member], USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 22, 2011 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 5 7/8% Senior Subordinated Notes due 2015 [Member]	Mar. 09, 2011 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 6 1/8% Senior Subordinated Notes due 2014 [Member]	Jun. 21, 2010 6 1/8% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 6 1/8% Senior Subordinated Notes due 2013 [Member]	Jul. 15, 2010 6 1/8% Senior Subordinated Notes due 2013 [Member]	Dec. 31, 2011 7 5/8% Senior Subordinated Notes due 2012 [Member]	Nov. 02, 2009 7 5/8% Senior Subordinated Notes due 2012 [Member]
Redemptions of Senior Subordinated Notes
Redemption Date	Dec. 22, 2011		Mar. 09, 2011		Jun. 21, 2010		Jul. 15, 2010		Nov. 02, 2009
Principal Amount Redeemed	$ 500	$ 500		$ 650		$ 400		$ 400		$ 750
Debt Retirement Charge	$ 17		$ 18		$ 13		$ 5		$ 10
Redemption Price % of Principal	102.125%		101.958%		102.042%		101.021%		101.271%